Revenue	9 Months Ended
Sep. 30, 2022
Revenue [Abstract]
Revenue

3. Revenue

The following table presents the components of our revenue:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Cost plus fixed fee	$1,847,250	$890,565	$5,482,569	$1,060,101
Firm fixed-price	756,027	704,746	1,589,565	1,807,279
Firm fixed-price-vehicle lease	378,333	378,333	1,135,000	378,333
Total	$2,981,610	$1,973,644	$8,207,134	$3,245,713

In June 2021, we signed a Subcontractor Agreement with an unrelated third party to provide engineering, design, development, and other services which also includes a lease for an Aquanaut vehicle (“Vehicle Lease”). The Vehicle Lease is for a total of $2,270,000, or $126,111 per month for 18 months. Service revenue for the Vehicle Lease totaled $378,333 and $1,153,000, respectively, for the three and nine months ended September 30, 2022. Service revenue for the Vehicle Lease totaled $378,333 for the three and nine months ended September 30, 2021. The Vehicle Lease is classified as an operating lease and revenue is recognized on a straight-line basis over the lease term. Estimated future revenue under the Vehicle Lease totaling $378,333 is expected to be recognized in the fourth quarter of 2022.

Contract Balances — Accounts receivable, net at September 30, 2022 totaled $637,350 due from customers for contract billings and is expected to be collected within the next three to six months. At December 31, 2021, accounts receivable, net totaled $794,136. The decrease in accounts receivable at September 30, 2022 as compared with December 31, 2021 corresponds to the timing of the collections between periods. At September 30, 2022 and December 31, 2021, allowances for doubtful accounts included in accounts receivable totaled $17,827 and $0, respectively. Bad debt expense was $0 and $17,827, respectively, for the three months and nine months ended September 30, 2022. There was no bad debt expense recorded for the nine months ended September 30, 2021.

Contract assets include unbilled amounts typically resulting from sales under contracts when the cost-to-cost method of revenue recognition is utilized, and revenue recognized exceeds the amount billed to the customer. Contract assets are recorded at the net amount expected to be billed and collected. Contract assets decreased $409,431 in the first nine months of 2022, primarily due to the timing of the billing for the recognition of revenue related to the satisfaction or partial satisfaction of performance obligations.

Contract liabilities include billings in excess of revenue recognized and accrual of certain contract obligations. The Company had no contract liabilities at September 30, 2022. Contract liabilities at December 31, 2021 included $306,791 of billings in excess of revenue recognized and $67,000 for contract completion obligations associated with a customer contract for a modified Aquanaut vehicle, both amounts included in accrued liabilities at December 31, 2021. These amounts were recognized in the condensed consolidated statements of operations during the nine months ended September 30, 2022.

Unfulfilled Performance Obligations — As of September 30, 2022, we expect to recognize approximately $65.7 million of revenue in future periods from unfulfilled performance obligations from existing contracts with customers, including $54.2 million for the Triumph Subsea Construction Limited sales contract discussed in Note 1. The following table summarizes the expected revenue from our unfulfilled performance obligations as of September 30, 2022:

	Expected Revenue from Unfulfilled Performance Obligations by Period
($ in millions)	Total	Remainder of 2022	2023	2024	2025
Unfulfilled performance obligations:
Triumph Subsea Construction Limited	$54.2	$—	$27.1	$13.6	$13.5
All other performance obligations	11.5	2.4	4.0	5.1	—
Total unfulfilled performance obligations	$65.7	$2.4	$31.1	$18.7	$13.5

If any of our contracts were to be modified or terminated, the expected value of the unfulfilled performance obligations of such contracts would be reduced.